Portfolio of Investments March 31, 2025
Inflation Linked Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 0 .2%
ENERGY - 0.0%
$ 657,895 Reliance Industries Ltd 2 .444% 01/15/26 $ 650,346
TOTAL ENERGY 650,346
FINANCIAL SERVICES - 0.0%
703,381 HNA LLC 2 .369 09/18/27 678,810
TOTAL FINANCIAL SERVICES 678,810
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
6,235,000 Montefiore Medical Center 2 .895 04/20/32 5,433,418
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,433,418
TOTAL CORPORATE BONDS
(Cost $7,591,257) 6,762,574
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 99.1%
AGENCY SECURITIES - 0.3%
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,783,768
TOTAL AGENCY SECURITIES 6,783,768
MORTGAGE BACKED - 1.7%
7,092,876 Ginnie Mae I Pool 3 .600 09/15/31 6,855,923
3,949,867 Ginnie Mae I Pool 3 .700 10/15/33 3,789,905
1,201,505 Ginnie Mae I Pool 3 .380 07/15/35 1,123,854
1,179,428 Ginnie Mae I Pool 3 .870 10/15/36 1,121,956
4,319,804 Ginnie Mae I Pool 3 .940 03/15/37 4,115,396
15,513,564 Ginnie Mae I Pool 1 .730 07/15/37 13,016,453
11,677,130 Ginnie Mae I Pool 1 .650 07/15/42 9,030,794
11,896,050 Ginnie Mae I Pool 2 .750 01/15/45 10,980,038
TOTAL MORTGAGE BACKED 50,034,319
U.S. TREASURY SECURITIES - 97.1%
981,459 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 982,417
960,673 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 962,346
611,535 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 612,025
16,040,187 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 16,029,849
36,259,892 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 36,627,441
58,851,220 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 58,439,721
69,231,118 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 68,905,578
118,786,038 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 117,835,454
124,553,529 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 123,261,969
39,929,953 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 40,946,383
19,122,790 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 18,772,002
77,902,460 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 77,008,720
84,754,248 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 86,143,435
97,985,857 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 96,236,351
26,628,939 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 27,066,088
153,931,773 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 153,969,122
44,734,170 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 47,940,007
63,263,120 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 62,517,100
73,984,956 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 77,075,767
97,952,253 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 96,418,562
78,528,197 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 82,062,404
153,252,885 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 157,785,642
76,090,646 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 83,609,839
73,840,827 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 70,724,824
67,577,322 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 68,529,541
172,288,607 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 162,083,442
129,469,938 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 121,265,329
122,946,454 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 113,544,005
142,719,030 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 131,039,434
6,193,008 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 5,604,563
46,017,553 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 51,420,089

Inflation Linked Bond

Portfolio of Investments March 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 75,042,688 (a) United States Treasury Inflation Indexed Bonds 0 .625% 07/15/32 $ 70,047,567
118,618,088 (a),(b) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 113,629,214
95,164,160 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 92,822,553
167,352,263 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 167,062,737
121,972,751 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 123,106,474
20,477,202 (a) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 21,018,557
16,384,256 (a) United States Treasury Inflation Indexed Bonds 2 .125 02/15/40 16,554,446
TOTAL U.S. TREASURY SECURITIES 2,859,660,997
TOTAL GOVERNMENT BONDS
(Cost $2,957,229,469) 2,916,479,084
TOTAL LONG-TERM INVESTMENTS
(Cost $2,964,820,726) 2,923,241,658
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
TREASURY DEBT - 0.3%
8,106,000 United States Treasury Bill 0 .000 04/01/25 8,106,000
TOTAL TREASURY DEBT 8,106,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,106,000) 8,106,000
TOTAL INVESTMENTS - 99.6%
(Cost $2,972,926,726) 2,931,347,658
OTHER ASSETS & LIABILITIES, NET - 0.4% 12,881,338
NET ASSETS - 100.0% $ 2,944,228,996
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 18 06/30/25  $ 3,716,287 $ 3,729,094 $ 12,807

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $6,762,574 $— $6,762,574
Government bonds — 2,916,479,084 — 2,916,479,084
Short-Term Investments
:
Treasury debt — 8,106,000 — 8,106,000
Investments in Derivatives
:
Futures contracts* 12,807 — — 12,807
Total $12,807 $2,931,347,658 $— $2,931,360,465
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Real Estate Securities Select
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.4%
DATA CENTER REITS - 10.5%
750,000 Digital Realty Trust, Inc $ 107,467,500
224,000 Equinix, Inc 182,638,400
TOTAL DATA CENTER REITS 290,105,900
HEALTH CARE REITS - 14.6%
1,250,000 American Healthcare REIT, Inc 37,875,000
750,000 Healthpeak Properties, Inc 15,165,000
1,500,000 Sabra Health Care REIT, Inc 26,205,000
1,550,000 Ventas, Inc 106,578,000
1,425,000 Welltower, Inc 218,324,250
TOTAL HEALTH CARE REITS 404,147,250
HOTEL & RESORT REITS - 0.5%
900,000 Host Hotels & Resorts Inc 12,789,000
TOTAL HOTEL & RESORT REITS 12,789,000
HOTELS, RESORTS & CRUISE LINES - 1.2%
135,000 Hyatt Hotels Corp 16,537,500
70,000 Marriott International, Inc (Class A) 16,674,000
TOTAL HOTELS, RESORTS & CRUISE LINES 33,211,500
INDUSTRIAL REITS - 13.8%
200,000 EastGroup Properties, Inc 35,230,000
2,200,000 Prologis, Inc 245,938,000
1,300,000 Rexford Industrial Realty, Inc 50,895,000
800,000 Terreno Realty Corp 50,576,000
TOTAL INDUSTRIAL REITS 382,639,000
MULTI-FAMILY RESIDENTIAL REITS - 9.2%
425,000 AvalonBay Communities, Inc 91,213,500
625,000 Equity Residential 44,737,500
100,000 Essex Property Trust, Inc 30,657,000
525,000 Mid-America Apartment Communities, Inc 87,979,500
TOTAL MULTI-FAMILY RESIDENTIAL REITS 254,587,500
OFFICE REITS - 3.9%
450,000 Boston Properties, Inc 30,235,500
1,750,000 Hudson Pacific Properties, Inc 5,162,500
850,000 SL Green Realty Corp 49,045,000
675,000 Vornado Realty Trust 24,968,250
TOTAL OFFICE REITS 109,411,250
OTHER SPECIALIZED REITS - 5.7%
975,000 Gaming and Leisure Properties, Inc 49,627,500
475,000 Iron Mountain, Inc 40,869,000
2,100,000 VICI Properties, Inc 68,502,000
TOTAL OTHER SPECIALIZED REITS 158,998,500
RETAIL REITS - 17.6%
575,000 Agree Realty Corp 44,384,250
1,350,000 Curbline Properties Corp 32,656,500
2,700,000 Kimco Realty Corp 57,348,000
1,500,000 Kite Realty Group Trust 33,555,000
1,000,000 Macerich Co 17,170,000
725,000 Realty Income Corp 42,057,250
750,000 Regency Centers Corp 55,320,000
1,125,000 Simon Property Group, Inc 186,840,000
600,000 Tanger Factory Outlet Centers, Inc 20,274,000
TOTAL RETAIL REITS 489,605,000
SELF STORAGE REITS - 5.3%
525,000 Extra Space Storage, Inc 77,957,250
235,000 Public Storage, Inc 70,333,150
TOTAL SELF STORAGE REITS 148,290,400
SINGLE-FAMILY RESIDENTIAL REITS - 5.0%
375,000 American Homes 4 Rent 14,178,750

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SINGLE-FAMILY RESIDENTIAL REITS (continued)
625,000 Equity Lifestyle Properties, Inc $ 41,687,500
1,075,000 Invitation Homes, Inc 37,463,750
350,000 Sun Communities, Inc 45,024,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 138,354,000
TELECOM TOWER REITS - 11.1%
775,000 American Tower Corp 168,640,000
875,000 Crown Castle, Inc 91,201,250
225,000 SBA Communications Corp 49,502,250
TOTAL TELECOM TOWER REITS 309,343,500
TOTAL COMMON STOCKS
(Cost $1,809,503,655) 2,731,482,800
TOTAL LONG-TERM INVESTMENTS
(Cost $1,809,503,655) 2,731,482,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
TREASURY DEBT - 1.4%
$ 25,283,000 United States Treasury Bill 0 .000% 04/03/25 25,277,039
12,250,000 United States Treasury Bill 0 .000 04/08/25 12,239,886
2,500,000 United States Treasury Bill 0 .000 04/24/25 2,493,237
TOTAL TREASURY DEBT 40,010,162
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,010,185) 40,010,162
TOTAL INVESTMENTS - 99.8%
(Cost $1,849,513,840) 2,771,492,962
OTHER ASSETS & LIABILITIES, NET - 0.2% 5,853,162
NET ASSETS - 100.0% $ 2,777,346,124
REIT Real Estate Investment Trust

Real Estate Securities Select

Portfolio of Investments March 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,731,482,800 $— $— $2,731,482,800
Short-Term Investments
:
Treasury debt — 40,010,162 — 40,010,162
Total $2,731,482,800 $40,010,162 $— $2,771,492,962
1 1 1 1 1